American Funds Developing

  World Growth and Income Fund

333 South Hope Street

Los Angeles, California 90071-1406

Phone (213) 486 9200

Fax (213) 486 9455

Email mws@capgroup.com

Michael W. Stockton

Secretary

February 5, 2015

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: American Funds Developing World Growth and Income Fund

  File Nos. 811-22881 and 333-190913

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on January 30, 2015 of the Registrant’s Post-Effective Amendment No. 4 under the Securities Act of 1933 and Amendment No. 5 under the Investment Company Act of 1940.

If you have any questions please do not hesitate to contact me at (213) 486-9308 or Erik A. Vayntrub at (213) 486-9108.

Sincerely,

/s/ Michael W. Stockton

Michael W. Stockton